SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit ESG Growth Fund Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)
Common Stocks - 96.7%
Asia - 9.6%
Japan - 8.5%
Astellas Pharma, Inc.	6,400	98,377
Keyence Corp.	200	90,802
Recruit Holdings Co., Ltd.	3,100	151,213
Shiseido Co., Ltd.	1,100	73,734
Sony Group Corp., ADR	1,925	204,069
Terumo Corp.	2,600	93,903

		712,098

Singapore - 1.1%
Singapore Technologies Engineering, Ltd.	31,200	90,223

Europe - 31.9%
France - 1.1%
Safran SA, ADR *	2,750	93,610

Germany - 5.5%
adidas AG, ADR *	650	102,057
Allianz SE, ADR	8,800	225,104
Muenchener Rueckversicherungs AG	125	38,494
Siemens AG, ADR	1,175	96,698

		462,353

Ireland - 6.0%
Accenture, PLC	575	158,844
CRH, PLC, ADR	1,200	56,376
Medtronic, PLC	900	106,317
Trane Technologies, PLC	1,065	176,321

		497,858

Spain - 2.5%
Iberdrola SA, ADR	4,050	209,417

Sweden - 1.5%
Telefonaktiebolaget LM Ericsson, ADR	9,475	124,975

Switzerland - 7.2%
Logitech International SA	1,550	161,975
Lonza Group AG	235	131,380
Nestle SA, ADR	1,425	158,902
Novartis AG, ADR	1,800	153,864

		606,121

United Kingdom - 8.1%
AstraZeneca, PLC, ADR	2,950	146,674
BAE Systems, PLC, ADR	2,300	65,090
Coca-Cola European Partners, PLC	2,100	109,536
Diageo, PLC, ADR	785	128,905
HomeServe, PLC	6,525	108,034
RELX, PLC, ADR	4,700	118,252

		676,491

Name of Issuer	Quantity	Fair Value ($)
North America - 55.2%
United States - 55.2%
3M Co.	400	77,072
AbbVie, Inc.	750	81,165
Adobe, Inc. *	450	213,916
Alphabet, Inc. - Class A *	125	257,815
Apple, Inc.	3,600	439,740
Baxter International, Inc.	850	71,689
CVS Health Corp.	1,725	129,772
Ecolab, Inc.	600	128,442
Facebook, Inc. *	700	206,171
FedEx Corp.	375	106,515
Goldman Sachs Group, Inc.	600	196,200
Home Depot, Inc.	745	227,411
Johnson & Johnson	975	160,241
JPMorgan Chase & Co.	1,075	163,647
Lockheed Martin Corp.	185	68,358
Microsoft Corp.	2,000	471,540
NIKE, Inc.	1,200	159,468
NVIDIA Corp.	250	133,482
PepsiCo, Inc.	875	123,769
salesforce.com, Inc. *	850	180,090
Starbucks Corp.	1,600	174,832
T Rowe Price Group, Inc.	1,175	201,630
TJX Cos., Inc.	1,380	91,287
UnitedHealth Group, Inc.	500	186,035
Verizon Communications, Inc.	2,600	151,190
Visa, Inc.	875	185,264
Vital Farms, Inc.*	1,600	34,944

		4,621,685

Total Common Stocks (cost: $5,017,917)		8,094,831

Short-Term Securities - 3.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	292,572	292,572

(cost: $292,572)

Total Investments in Securities - 100.2% (cost: $5,310,489)		8,387,403
Other Assets and Liabilities, net - (0.2%)		(16,450)

Total Net Assets - 100.0%		$8,370,953

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

MARCH 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit ESG Growth Fund (Continued)

Portfolio Structure - By Sector	(% of Total Net Assets)
Technology Services	19.6%
Health Technology	12.5
Electronic Technology	11.4
Consumer Non-Durables	10.2
Finance	9.8
Producer Manufacturing	8.0
Consumer Services	5.7
Retail Trade	5.4
Utilities	2.5
Consumer Durables	2.4
Health Services	2.2
Process Industries	1.9
Communications	1.8
Commercial Services	1.3
Transportation	1.3
Non-Energy Minerals	0.7
Short-Term Securities	3.5

100.2
Other Assets and Liabilities, net	(0.2)

100.0%

A summary of the levels for the Fund’s investments as of March 31, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
France	93,610	—	—	93,610
Germany	462,353	—	—	462,353
Ireland	497,858	—	—	497,858
Japan	712,098	—	—	712,098
Singapore	90,223	—	—	90,223
Spain	209,417	—	—	209,417
Sweden	124,975	—	—	124,975
Switzerland	606,121	—	—	606,121
United Kingdom	676,491	—	—	676,491
United States	4,621,685	—	—	4,621,685
Short-Term Securities	292,572	—	—	292,572

Total:	8,387,403	—	—	8,387,403

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

2